Common Stock Warrants - Schedule of Assumptions for Warrants (Details) (Parenthetical) - Antidilution Provision 1/08/2019 [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Additional warrant	$ 2,023,438	$ 2,023,438
Investment price	$ 0.40	$ 0.04
Warrants exercise price, per share	$ 0.75	$ 0.75